Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable compensation
	Expenses recognized in 2020			Expenses deferred to 2021 and later[1]
USD million	Related to the 2020 performance year	Related to prior performance years	Total	Related to the 2020 performance year	Related to prior performance years	Total
Non-deferred cash	2,167	(26)	2,141	0	0	0
Deferred compensation awards	341	727	1,068	756	288	1,044
of which: Equity Ownership Plan	137	327	463	306	69	376
of which: Deferred Contingent Capital Plan	112	351	463	280	196	476
of which: Long-Term Incentive Plan	42	11	54	50	10	61
of which: Asset Management EOP	49	39	88	120	12	132
Variable compensation – performance awards	2,508	701	3,209	756	288	1,044
Variable compensation – other[2]	126	94	220	181	192	374
Total variable compensation excluding financial advisor variable compensation	2,634	795	3,429	938	480	1,418
Financial advisor variable compensation	3,356	233	3,589	350	602	952
of which: non-deferred cash	3,154	0	3,154	0	0	0
of which: deferred share-based awards	69	50	119	79	135	214
of which: deferred cash-based awards	133	183	316	271	467	738
Compensation commitments with recruited financial advisors[3]	22	480	502	473	1,682	2,155
Total FA variable compensation	3,378	713	4,091	822	2,284	3,106
Total variable compensation including FA variable compensation	6,012	1,508	7,520[4]	1,760	2,764	4,524
1 Estimate as of 31 December 2020. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 686 million in expenses related to share-based compensation (performance awards: USD 517 million; other variable compensation: USD 50 million; financial advisor compensation: USD 119 million). A further USD 100 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 4 million related to role-based allowances; social security: USD 54 million; other personnel expenses: USD 42 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 691 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the 2019 performance year	Related to prior performance years	Total	Related to the 2019 performance year	Related to prior performance years	Total
Non-deferred cash	1,894	(26)	1,868	0	0	0
Deferred compensation awards	299	588	887	429	608	1,036
of which: Equity Ownership Plan	122	300	422	205	219	424
of which: Deferred Contingent Capital Plan	113	262	375	173	365	538
of which: Long-Term Incentive Plan	39	0	39	25	0	25
of which: Asset Management EOP	25	26	51	26	23	49
Variable compensation – performance awards	2,193	562	2,755	429	608	1,036
Variable compensation – other[2]	159	88	246	117	232	349
Total variable compensation excluding financial advisor variable compensation	2,352	650	3,001	545	840	1,385
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[3]	32	510	542	350	1,617	1,967
Total FA variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,617	1,428	7,045[4]	1,093	3,166	4,259
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 610 million in expenses related to share-based compensation (performance awards: USD 461 million; other variable compensation: USD 43 million; financial advisor compensation: USD 106 million). A further USD 61 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million related to role-based allowances; social security: USD 25 million; other personnel expenses: USD 27 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 619 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the 2018 performance year	Related to prior performance years	Total	Related to the 2018 performance year	Related to prior performance years	Total
Non-deferred cash	2,089	(32)	2,057	0	0	0
Deferred compensation awards	373	565	938	585	653	1,238
of which: Equity Ownership Plan	217	309	526	325	244	570
of which: Deferred Contingent Capital Plan	131	226	357	238	382	620
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Variable compensation – performance awards	2,461	534	2,995	585	653	1,238
Variable compensation – other[2]	162	80	243	180	269	450
Total variable compensation excluding financial advisor variable compensation	2,624	614	3,238	766	922	1,688
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[3]	33	551	584	357	1,883	2,240
Total FA variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,889	1,403	7,292[4]	1,250	3,444	4,694
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million related to role-based allowances; social security: USD 8 million; other personnel expenses: USD 26 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 676 million.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation awards
	Number of shares 2020	Weighted averagegrant date fair value(USD)	Number of shares 2019	Weighted averagegrant date fair value(USD)
Outstanding, at the beginning of the year	156,064,763	14	146,845,027	16
Awarded during the year	72,250,157	11	77,641,909	11
Distributed during the year	(46,899,362)	15	(61,152,200)	13
Forfeited during the year	(6,515,164)	13	(7,269,974)	14
Outstanding, at the end of the year	174,900,395	12	156,064,763	14
of which: shares vested for accounting purposes	118,260,527		79,486,447

UBS AG
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable compensation
	Expenses recognized in 2020			Expenses deferred to 2021 and later[1]
USD million	Related to the 2020 performance year	Related to prior performance years	Total	Related to the 2020 performance year	Related to prior performance years	Total
Non-deferred cash	1,948	(29)	1,920	0	0	0
Deferred compensation awards	329	704	1,034	734	277	1,011
of which: Equity Ownership Plan	131	315	446	298	67	365
of which: Deferred Contingent Capital Plan	108	339	448	271	189	459
of which: Long-Term Incentive Plan	41	11	52	46	9	55
of which: Asset Management EOP	49	39	88	120	12	132
Variable compensation – performance awards	2,278	675	2,953	734	277	1,011
Variable compensation – other[2]	109	92	201	176	189	364
Total variable compensation excluding financial advisor variable compensation	2,387	768	3,155	909	465	1,375
Financial advisor variable compensation	3,356	233	3,589	350	602	952
of which: non-deferred cash	3,154	0	3,154	0	0	0
of which: deferred share-based awards	69	50	119	79	135	214
of which: deferred cash-based awards	133	183	316	271	467	738
Compensation commitments with recruited financial advisors[3]	22	480	502	473	1,682	2,155
Total FA variable compensation	3,378	713	4,091	822	2,284	3,106
Total variable compensation including FA variable compensation	5,765	1,481	7,246[4]	1,732	2,749	4,481
1 Estimate as of 31 December 2020. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 666 million in expenses related to share-based compensation (performance awards: USD 498 million; other variable compensation: USD 49 million; financial advisor compensation: USD 119 million). A further USD 88 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 4 million related to role-based allowances; social security: USD 51 million; other personnel expenses: USD 34 million related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the 2019 performance year	Related to prior performance years	Total	Related to the 2019 performance year	Related to prior performance years	Total
Non-deferred cash	1,706	(24)	1,682	0	0	0
Deferred compensation awards	287	576	863	413	592	1,005
of which: Equity Ownership Plan	115	294	410	198	213	412
of which: Deferred Contingent Capital Plan	109	256	365	166	356	521
of which: Long-Term Incentive Plan	38	0	38	23	0	23
of which: Asset Management EOP	25	26	51	26	23	49
Variable compensation – performance awards	1,993	553	2,545	413	592	1,005
Variable compensation – other[2]	140	85	225	115	228	343
Total variable compensation excluding financial advisor variable compensation	2,133	638	2,770	528	820	1,348
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[3]	32	510	542	350	1,617	1,967
Total FA variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,398	1,416	6,814[4]	1,076	3,146	4,222
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 595 million in expenses related to share-based compensation (performance awards: USD 448 million; other variable compensation: USD 42 million; financial advisor compensation: USD 106 million). A further USD 54 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million related to role-based allowances; social security: USD 23 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the 2018 performance year	Related to prior performance years	Total	Related to the 2018 performance year	Related to prior performance years	Total
Non-deferred cash	1,896	(26)	1,870	0	0	0
Deferred compensation awards	360	564	924	570	638	1,208
of which: Equity Ownership Plan	208	299	507	316	238	554
of which: Deferred Contingent Capital Plan	126	235	361	232	373	605
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Variable compensation – performance awards	2,256	538	2,794	570	638	1,208
Variable compensation – other[2]	144	75	220	178	264	442
Total variable compensation excluding financial advisor variable compensation	2,400	613	3,013	748	902	1,650
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[3]	33	551	584	357	1,883	2,240
Total FA variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,666	1,402	7,068[4]	1,233	3,424	4,656
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan. 3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 4 Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million related to role-based allowances; social security: USD 7 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation awards
	Number of shares2020	Weighted average grant date fair value (USD)	Number of shares2019	Weighted average grant date fair value (USD)
Outstanding, at the beginning of the year	90,443	14	201,793	15
Awarded during the year	19,229	11	29,092	11
Distributed during the year	(55,114)	14	(140,441)	14
Forfeited during the year	0	0	0	0
Outstanding, at the end of the year	54,557	13	90,443	14
of which: shares vested for accounting purposes	53,216		56,492